Post-retirement benefits - Summary of movement in net defined benefit liability (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ (1,730)	$ (1,551)
Amounts recognised in income statement	(205)	(146)	$ (288)
Amounts recognised in other comprehensive income	(474)	(262)	907
Employer contributions	201	257	248
Arrangements added/divested	0	(5)
Assets transferred to defined contribution section	(3)	(3)
Currency exchange rate (loss)	(62)	(20)
Ending balance	(2,273)	(1,730)	$ (1,551)
Pension benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(831)
Amounts recognised in income statement	(172)
Amounts recognised in other comprehensive income	(416)
Employer contributions	169
Arrangements added/divested	0
Assets transferred to defined contribution section	(3)
Currency exchange rate (loss)	(52)
Ending balance	(1,305)	(831)
Other Benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(899)
Amounts recognised in income statement	(33)
Amounts recognised in other comprehensive income	(58)
Employer contributions	32
Arrangements added/divested	0
Assets transferred to defined contribution section	0
Currency exchange rate (loss)	(10)
Ending balance	$ (968)	$ (899)